BANK LOANS - Long term bank loans (Details)	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Nov. 30, 2023 CNY (¥)	Feb. 28, 2023 CNY (¥)
Debt Instrument [Line Items]
Repayment of bank loans	¥ 458,300,000	$ 64,550,205	¥ 605,500,000	¥ 315,300,000
Secured loan agreement with Shanghai Pudong Development Bank
Debt Instrument [Line Items]
Principal amount of debt				152,000,000	¥ 57,000,000
Time deposits collateralized, long-term investments				¥ 130,000,000
Debt instrument, interest rate				5.00%	3.50%
Secured loan agreement with Bank of DaLian
Debt Instrument [Line Items]
Principal amount of debt				¥ 200,000,000
Debt instrument, interest rate				5.00%
Repayment of bank loans	180,000,000	25,352,470
Secured Loan Agreement With Shanghai pudong development bank, december 2021
Debt Instrument [Line Items]
Repayment of bank loans	152,000,000	$ 21,408,752
Secured Loan Agreement With Shanghai pudong development bank, february 2023
Debt Instrument [Line Items]
Principal amount of debt						¥ 117,000,000
Debt instrument, interest rate						3.85%
Secured Loan Agreement With Shanghai Pudong Development Bank, November 2023
Debt Instrument [Line Items]
Time deposits collateralized, long-term investments	¥ 63,340,000